Environmental Rehabilitation Obligation (Details) - Schedule of Reconciliation of Obligations Associated Retirement Properties - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of Obligations Associated Retirement Properties [Abstract]
Balance, beginning	$ 7,318	$ 8,739
Reclamation expenditures	(970)	(740)
Unwinding of discount of environmental rehabilitation	191	239
Revision of provision	259	(248)
Foreign exchange impact	(356)	(672)
Balance, ending	$ 6,442	$ 7,318